13 Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Intangible assets
13	Intangible assets

	Goodwill	Brands and Patents	Software licenses	Customers and Suppliers Agreements	Total
Cost	3,187,678	437,384	799,960	392,180	4,817,202
Accumulated amortization	(1,128,804)	(191,087)	(565,828)	(190,501)	(2,076,220)
Balance as of December 31, 2018	2,058,874	246,297	234,132	201,679	2,740,982

Acquisitions		112	61,414		61,526
Foreign currency translation adjustment		12,957	2,704		15,661
Cost		13,919	6,356		20,275
Amortization		(962)	(3,652)		(4,614)
Transfers from projects and stoppage in progress			6,433		6,433
Amortization		(7,751)	(32,747)	(22,016)	(62,514)
Net book value	2,058,874	251,615	271,936	179,663	2,762,088
Cost	3,187,678	451,415	874,159	392,180	4,905,432
Accumulated amortization	(1,128,804)	(199,800)	(602,223)	(212,517)	(2,143,344)
Balance as of December 31, 2019	2,058,874	251,615	271,936	179,663	2,762,088

Acquisitions		1,789	38,660	66	40,515
Foreign currency translation adjustment		38,409	21,531		59,940
Cost		46,311	56,422		102,733
Amortization		(7,902)	(34,891)		(42,793)
Transfers from property, plant and equipment projects and stoppage in progress			40,992		40,992
Amortization		(6,753)	(46,075)	(22,016)	(74,844)
Net book value	2,058,874	285,060	327,044	157,713	2,828,691
Cost	3,187,678	499,515	1,010,201	392,246	5,089,640
Accumulated amortization	(1,128,804)	(214,455)	(683,157)	(234,533)	(2,260,949)
Balance as of December 31, 2020	2,058,874	285,060	327,044	157,713	2,828,691

Average annual rates of amortization		2.96%	14.50%	6.01%

The Company adopts the following accounting practice for each class of intangible assets:

(a)	Goodwill

See accounting policies regarding impairment test and analysis in note 3.2.2(b).

The existing goodwill was determined in accordance with the criteria established by the accounting practices adopted in Brazil before the adoption of the IASB pronouncements and represents the excess of the amount paid over the amount of equity of the companies acquired. Such goodwill was amortized until December 2008. From 2009 on, it has been subject to annual impairment tests.

In December 2020, Braskem performed an impairment test using the value in use method (discounted cash flow), as shown below:

	Allocated	Recoverable	Book
	goodwill	amount	value (i)	CF/Book value

Northeastern petrochemical complex	475,780	14,846,391	3,540,498	4.2
Southern petrochemical complex	1,390,741	32,417,808	4,583,414	7.1
Vinyls unit	192,353	2,168,594	2,073,351	1.0

(i)	The book value includes, in addition to goodwill, tangible and intangible assets with defined useful lives and the working capital.

The assumptions adopted to determine the discounted cash flow are described in Note 3.2.3(b). The WACC used was 9.99% p.a. The inflation rate considered for perpetuity was 2.76%.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, Braskem conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity

Northeastern petrochemical complex	13,745,276	14,209,808
Southern petrochemical complex	30,218,367	31,168,593
Vinyls unit	1,930,200	2,029,886

The main assumptions used for projecting cash flows are related to the projection of macroeconomic indicators, international prices, and global and local demand in the countries where Braskem has operational production plants.

Macroeconomic indicators are provided by a widely recognized consulting firm and include items such as: exchange, inflation, and interest rates, among others.

Prices for key petrochemical products are obtained from projections produced by specialized third party consulting firm, which are reviewed and supplemented based on Management´s experience. Also, final prices take into consideration meetings of specific internal committees and the knowledge of the Company’s experts in preparing the benchmarks for each market. In most cases, for the projected period, the internally projected prices have gone through a new revision compared to those originally projected by international consulting firm.

Similar to prices, global demand is also contracted from a specific consulting firm. In the markets where the Company operates more directly, they consider additional variables for the local demand composition.

(b)	Intangible assets with definite useful lives

See accounting policies regarding judgments on the useful life of assets in note 3.1(a) and impairment tests and analysis in note 3.2.2.

(b.1)	Brands and patents

The technologies acquired from third parties, including those acquired through business combination, are recorded at the cost of acquisition and/or fair value and other directly attributed costs, net of accumulated amortization and provision for impairment, when applicable. Technologies that have definite useful lives and are amortized using the straight-line method based on the term of the purchase agreement (between 10 and 20 years). Expenditures with research are accounted for in profit or loss as they are incurred, and development expenses are capitalized when projects are viable.

(b.2)	Customers and suppliers’ agreements

Customers and suppliers’ agreements arising from a business combination were recognized at fair value at the respective acquisition dates. These customers and suppliers’ agreements have a definite useful life and are amortized using the straight-line method over the term of the respective purchase or sale agreement (between 14 and 28 years).

(b.3)	Software licenses

All software booked has definite useful life estimated between 5 and 10 years and is amortized using the straight-line method. Costs associated with maintaining computer software programs are recognized in profit or loss as incurred.

(c)	Intangible assets by country

	2020	2019

Brazil	2,517,470	2,521,941
Mexico	259,822	193,741
United States of America	25,156	24,313
Germany	26,211	22,077
Other	32	16
	2,828,691	2,762,088